Related Party transactions - Summary of Total Costs of Key Management Personnel (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Remuneration	R$ 34	R$ 32	R$ 25
Profit sharing (reversal)	4	1	(1)
Assistance benefits	3	2	2
Total	R$ 41	R$ 35	R$ 26